UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02679
DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)
Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2024
Date of reporting period:
June 30, 2024
ITEM 1.  REPORTS TO SHAREHOLDERS
Davis Opportunity Fund
Class A / RPEAX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$48.05	0.93%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500® Index (“S&P 1500®” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 7.79%, versus a 14.35% return for the S&P 1500®. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+26%)
    Weakest performing sectors - Real Estate (-2%), Materials (+3%), and Consumer Discretionary (+5%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+11% vs +28%) and underweight (average weighting 11% vs 28%)
    Intel (-38%) - largest individual detractor
  Health Care - underperformed the Index sector (slightly negative vs +7%) and overweight (average weighting 25% vs 12%)
    Solventum (-15%), CVS Health (-24%), and UnitedHealth Group (-2%)
    Solventum - new purchase during the period
  Overweight in Industrials - (average weighting 19% vs 10%)
    AGCO (-17%) and WESCO International (-8%)
  Individual holdings
    Darling Ingredients (-26%), U.S. Bancorp (-6%), Delivery Hero (-14%), and IAC (-11%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+18% vs +5%) and underweight (average weighting 6% vs 11%)
    Amazon.com (+27%)
  Industrials - outperformed the Index sector (+11% vs +7%)
    Schneider Electric (+22%) and Owens Corning (+18%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Wells Fargo (+22%) - largest individual contributor
    Meta Platforms (+43%), Applied Materials (+46%), Teck Resources (+14%), Cigna Group (+11%),
    and Alphabet (+30%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	18.29%	12.21%	9.73%
Davis Opportunity Fund (Class A) — With sales charge*	12.67%	11.14%	9.21%
S&P 1500® Index	23.52%	14.57%	12.49%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$554.6
Total number of portfolio holdings as of 06/30/24	44
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5
Top Sectors as of 06/30/24 Net Assets
Health Care	28.33%
Financials	21.06%
Industrials	15.94%
Information Technology	11.04%
Consumer Discretionary	6.23%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Opportunity Fund
Class C / DGOCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$90.22	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500® Index (“S&P 1500®” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 7.36%, versus a 14.35% return for the S&P 1500®. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+26%)
    Weakest performing sectors - Real Estate (-2%), Materials (+3%), and Consumer Discretionary (+5%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+11% vs +28%) and underweight (average weighting 11% vs 28%)
    Intel (-38%) - largest individual detractor
  Health Care - underperformed the Index sector (slightly negative vs +7%) and overweight (average weighting 25% vs 12%)
    Solventum (-15%), CVS Health (-24%), and UnitedHealth Group (-2%)
    Solventum - new purchase during the period
  Overweight in Industrials - (average weighting 19% vs 10%)
    AGCO (-17%) and WESCO International (-8%)
  Individual holdings
    Darling Ingredients (-26%), U.S. Bancorp (-6%), Delivery Hero (-14%), and IAC (-11%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+18% vs +5%) and underweight (average weighting 6% vs 11%)
    Amazon.com (+27%)
  Industrials - outperformed the Index sector (+11% vs +7%)
    Schneider Electric (+22%) and Owens Corning (+18%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Wells Fargo (+22%) - largest individual contributor
    Meta Platforms (+43%), Applied Materials (+46%), Teck Resources (+14%), Cigna Group (+11%),
    and Alphabet (+30%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC†	17.30%	11.30%	9.03%
Davis Opportunity Fund (Class C) — With CDSC†,*	16.30%	11.30%	9.03%
S&P 1500® Index	23.52%	14.57%	12.49%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$554.6
Total number of portfolio holdings as of 06/30/24	44
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5
Top Sectors as of 06/30/24 Net Assets
Health Care	28.33%
Financials	21.06%
Industrials	15.94%
Information Technology	11.04%
Consumer Discretionary	6.23%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Opportunity Fund
Class Y / DGOYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$34.64	0.67%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500® Index (“S&P 1500®” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 7.92%, versus a 14.35% return for the S&P 1500®. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+26%)
    Weakest performing sectors - Real Estate (-2%), Materials (+3%), and Consumer Discretionary (+5%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+11% vs +28%) and underweight (average weighting 11% vs 28%)
    Intel (-38%) - largest individual detractor
  Health Care - underperformed the Index sector (slightly negative vs +7%) and overweight (average weighting 25% vs 12%)
    Solventum (-15%), CVS Health (-24%), and UnitedHealth Group (-2%)
    Solventum - new purchase during the period
  Overweight in Industrials - (average weighting 19% vs 10%)
    AGCO (-17%) and WESCO International (-8%)
  Individual holdings
    Darling Ingredients (-26%), U.S. Bancorp (-6%), Delivery Hero (-14%), and IAC (-11%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+18% vs +5%) and underweight (average weighting 6% vs 11%)
    Amazon.com (+27%)
  Industrials - outperformed the Index sector (+11% vs +7%)
    Schneider Electric (+22%) and Owens Corning (+18%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Wells Fargo (+22%) - largest individual contributor
    Meta Platforms (+43%), Applied Materials (+46%), Teck Resources (+14%), Cigna Group (+11%),
    and Alphabet (+30%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	18.57%	12.48%	9.99%
S&P 1500® Index	23.52%	14.57%	12.49%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$554.6
Total number of portfolio holdings as of 06/30/24	44
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5
Top Sectors as of 06/30/24 Net Assets
Health Care	28.33%
Financials	21.06%
Industrials	15.94%
Information Technology	11.04%
Consumer Discretionary	6.23%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Bond Fund
Class A / RFBAX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$50.22	1.00%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 1.98%, versus a 1.20% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.82 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 350 holdings, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 62%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? – a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 31%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Slight relative underperformance due to 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.45%	0.27%	0.46%
Davis Government Bond Fund (Class A) — With sales charge*	(0.51)%	(0.70)%	(0.03)%
Bloomberg U.S. Government 1-3 Year Bond Index	4.53%	1.03%	1.13%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$17.4
Total number of portfolio holdings as of 06/30/24	47
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/24 Net Assets
Collateralized Mortgage Obligations	59.38%
Fannie Mae Pools	15.51%
Freddie Mac Pools	8.06%
Ginnie Mae Pools	4.23%
SBA Pools	3.25%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Bond Fund
Class C / DGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$87.72	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 1.60%, versus a 1.20% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.82 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 350 holdings, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 62%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? – a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 31%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Slight relative underperformance due to 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC†	3.67%	(0.48)%	(0.14)%
Davis Government Bond Fund (Class C) — With CDSC†,*	2.67%	(0.48)%	(0.14)%
Bloomberg U.S. Government 1-3 Year Bond Index	4.53%	1.03%	1.13%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$17.4
Total number of portfolio holdings as of 06/30/24	47
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/24 Net Assets
Collateralized Mortgage Obligations	59.38%
Fannie Mae Pools	15.51%
Freddie Mac Pools	8.06%
Ginnie Mae Pools	4.23%
SBA Pools	3.25%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Bond Fund
Class Y / DGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$37.69	0.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 2.10%, versus a 1.20% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.82 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 350 holdings, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 62%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? – a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 31%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Slight relative underperformance due to 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	4.70%	0.53%	0.73%
Bloomberg U.S. Government 1-3 Year Bond Index	4.53%	1.03%	1.13%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$17.4
Total number of portfolio holdings as of 06/30/24	47
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/24 Net Assets
Collateralized Mortgage Obligations	59.38%
Fannie Mae Pools	15.51%
Freddie Mac Pools	8.06%
Ginnie Mae Pools	4.23%
SBA Pools	3.25%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Money Market Fund
Class A / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$35.72	0.71%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$103.8
Total number of portfolio holdings as of 06/30/24	13
Total advisory fees paid for the period (in thousands)	$136.2
7 day yield	4.70%
Portfolio Composition as of
06/30/24 Net Assets
Repurchase Agreements	65.02%
U.S. Government	12.49%
Federal Farm Credit Bank	6.73%
Federal Home Loan Bank	5.75%
Freddie Mac	2.82%
Private Export Funding	0.96%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Money Market Fund
Class C / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$35.72	0.71%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$103.8
Total number of portfolio holdings as of 06/30/24	13
Total advisory fees paid for the period (in thousands)	$136.2
7 day yield	4.70%
Portfolio Composition as of
06/30/24 Net Assets
Repurchase Agreements	65.02%
U.S. Government	12.49%
Federal Farm Credit Bank	6.73%
Federal Home Loan Bank	5.75%
Freddie Mac	2.82%
Private Export Funding	0.96%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Money Market Fund
Class Y / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$35.72	0.71%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$103.8
Total number of portfolio holdings as of 06/30/24	13
Total advisory fees paid for the period (in thousands)	$136.2
7 day yield	4.70%
Portfolio Composition as of
06/30/24 Net Assets
Repurchase Agreements	65.02%
U.S. Government	12.49%
Federal Farm Credit Bank	6.73%
Federal Home Loan Bank	5.75%
Freddie Mac	2.82%
Private Export Funding	0.96%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Financial Fund
Class A / RPFGX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$49.25	0.94%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500® Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 10.74%, versus a 10.17% return for the Index. The Fund underperformed the 15.29% return of the S&P 500® Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500® Financials
    Strongest performing industries - Consumer Finance (+19%), Banks (+17%), and Insurance (+14%)
    Weakest performing industries - Capital Markets (+3%) and Financial Services (+7%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+22%) and JPMorgan Chase (+20%) - two largest individual contributors
    DBS Group Holdings (+18%) and Danske Bank (+16%)
  Capital Markets - outperformed the Index industry (+11% vs +3%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+17%)
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    American Express (+24%) and Capital One Financial (+7%)
  Underweight in Financial Services (average weighting 8% vs 33%)
    Berkshire Hathaway (+13%)
  Individual Insurance holdings
    Chubb (+14%) and Markel (+11%)
Detractors from Performance
  Banks - underperformed the Index industry (+12% vs +17%)
    U.S. Bancorp (-6%) - largest individual detractor
    DNB Bank (flat) and Metro Bank Holdings (-1%)
  Consumer Finance - underperformed the Index industry (+11% vs +19%)
  Individual holding
    Rocket Companies (-5%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	26.84%	10.11%	9.11%
Davis Financial Fund (Class A) — With sales charge*	20.82%	9.06%	8.59%
S&P 500® Index	24.56%	15.03%	12.85%
S&P 500® Financials Index	24.21%	10.57%	10.57%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$907.6
Total number of portfolio holdings as of 06/30/24	26
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (in millions)	$2.3
Top Industries as of 06/30/24 Net Assets
Banks	45.03%
Insurance	14.65%
Consumer Finance	14.34%
Capital Markets	11.54%
Financial Services	7.80%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Financial Fund
Class C / DFFCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$90.99	1.74%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500® Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 10.32%, versus a 10.17% return for the Index. The Fund underperformed the 15.29% return of the S&P 500® Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500® Financials
    Strongest performing industries - Consumer Finance (+19%), Banks (+17%), and Insurance (+14%)
    Weakest performing industries - Capital Markets (+3%) and Financial Services (+7%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+22%) and JPMorgan Chase (+20%) - two largest individual contributors
    DBS Group Holdings (+18%) and Danske Bank (+16%)
  Capital Markets - outperformed the Index industry (+11% vs +3%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+17%)
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    American Express (+24%) and Capital One Financial (+7%)
  Underweight in Financial Services (average weighting 8% vs 33%)
    Berkshire Hathaway (+13%)
  Individual Insurance holdings
    Chubb (+14%) and Markel (+11%)
Detractors from Performance
  Banks - underperformed the Index industry (+12% vs +17%)
    U.S. Bancorp (-6%) - largest individual detractor
    DNB Bank (flat) and Metro Bank Holdings (-1%)
  Consumer Finance - underperformed the Index industry (+11% vs +19%)
  Individual holding
    Rocket Companies (-5%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC†	25.86%	9.26%	8.41%
Davis Financial Fund (Class C) — With CDSC†,*	24.86%	9.26%	8.41%
S&P 500® Index	24.56%	15.03%	12.85%
S&P 500® Financials Index	24.21%	10.57%	10.57%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$907.6
Total number of portfolio holdings as of 06/30/24	26
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (in millions)	$2.3
Top Industries as of 06/30/24 Net Assets
Banks	45.03%
Insurance	14.65%
Consumer Finance	14.34%
Capital Markets	11.54%
Financial Services	7.80%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Financial Fund
Class Y / DVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$37.23	0.71%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500® Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 10.88%, versus a 10.17% return for the Index. The Fund underperformed the 15.29% return of the S&P 500® Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500® Financials
    Strongest performing industries - Consumer Finance (+19%), Banks (+17%), and Insurance (+14%)
    Weakest performing industries - Capital Markets (+3%) and Financial Services (+7%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+22%) and JPMorgan Chase (+20%) - two largest individual contributors
    DBS Group Holdings (+18%) and Danske Bank (+16%)
  Capital Markets - outperformed the Index industry (+11% vs +3%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+17%)
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    American Express (+24%) and Capital One Financial (+7%)
  Underweight in Financial Services (average weighting 8% vs 33%)
    Berkshire Hathaway (+13%)
  Individual Insurance holdings
    Chubb (+14%) and Markel (+11%)
Detractors from Performance
  Banks - underperformed the Index industry (+12% vs +17%)
    U.S. Bancorp (-6%) - largest individual detractor
    DNB Bank (flat) and Metro Bank Holdings (-1%)
  Consumer Finance - underperformed the Index industry (+11% vs +19%)
  Individual holding
    Rocket Companies (-5%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	27.16%	10.36%	9.35%
S&P 500® Index	24.56%	15.03%	12.85%
S&P 500® Financials Index	24.21%	10.57%	10.57%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$907.6
Total number of portfolio holdings as of 06/30/24	26
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (in millions)	$2.3
Top Industries as of 06/30/24 Net Assets
Banks	45.03%
Insurance	14.65%
Consumer Finance	14.34%
Capital Markets	11.54%
Financial Services	7.80%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Balanced Fund
Class A / RPFCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$51.88	0.99%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 10.76%, versus a 15.29% return for the S&P 500®. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 79% of net assets invested in stocks, 15% in bonds, and 6% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology (Equities only) - underperformed the Index sector (+16% vs +28%) and underweight
  (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
  Significantly overweight in Financials (Equities only) - (average weighting 48% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual equity holdings
    Solventum (-15%) and AGCO (-17%)
    Solventum - new purchase during the period
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+13% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+14%), JPMorgan Chase (+20%), and DBS Group Holdings (+18%)
  Communication Services (Equities only) - outperformed the Index sector (+37% vs +27%)
    Meta Platforms (+43%) and Alphabet (+30%)
  No equity exposure in Real Estate, Consumer Staples, or Materials
  Individual equity holdings
    Applied Materials (+46%), Amazon.com (+27%), and Owens Corning (+18%)
    Applied Materials and Amazon.com - two largest individual contributors

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	21.46%	10.38%	6.47%
Davis Balanced Fund (Class A) — With sales charge*	15.69%	9.32%	5.96%
S&P 500® Index	24.56%	15.03%	12.85%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.34%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$247.6
Total number of portfolio holdings as of 06/30/24	55
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$653.4
Asset Allocation as of 06/30/24 Net Assets
Common Stock	78.97%
Mortgages	11.05%
Short-Term Investments	6.41%
Corporate Bonds	2.99%
Municipal Bonds	0.50%
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Balanced Fund
Class C / DCSCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$91.53	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 10.35%, versus a 15.29% return for the S&P 500®. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 79% of net assets invested in stocks, 15% in bonds, and 6% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology (Equities only) - underperformed the Index sector (+16% vs +28%) and underweight
  (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
  Significantly overweight in Financials (Equities only) - (average weighting 48% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual equity holdings
    Solventum (-15%) and AGCO (-17%)
    Solventum - new purchase during the period
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+13% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+14%), JPMorgan Chase (+20%), and DBS Group Holdings (+18%)
  Communication Services (Equities only) - outperformed the Index sector (+37% vs +27%)
    Meta Platforms (+43%) and Alphabet (+30%)
  No equity exposure in Real Estate, Consumer Staples, or Materials
  Individual equity holdings
    Applied Materials (+46%), Amazon.com (+27%), and Owens Corning (+18%)
    Applied Materials and Amazon.com - two largest individual contributors

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC†	20.55%	9.54%	5.80%
Davis Balanced Fund (Class C) — With CDSC†,*	19.55%	9.54%	5.80%
S&P 500® Index	24.56%	15.03%	12.85%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.34%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$247.6
Total number of portfolio holdings as of 06/30/24	55
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$653.4
Asset Allocation as of 06/30/24 Net Assets
Common Stock	78.97%
Mortgages	11.05%
Short-Term Investments	6.41%
Corporate Bonds	2.99%
Municipal Bonds	0.50%
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Balanced Fund
Class Y / DCSYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$35.14	0.67%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 10.95%, versus a 15.29% return for the S&P 500®. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 79% of net assets invested in stocks, 15% in bonds, and 6% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology (Equities only) - underperformed the Index sector (+16% vs +28%) and underweight
  (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
  Significantly overweight in Financials (Equities only) - (average weighting 48% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual equity holdings
    Solventum (-15%) and AGCO (-17%)
    Solventum - new purchase during the period
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+13% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+14%), JPMorgan Chase (+20%), and DBS Group Holdings (+18%)
  Communication Services (Equities only) - outperformed the Index sector (+37% vs +27%)
    Meta Platforms (+43%) and Alphabet (+30%)
  No equity exposure in Real Estate, Consumer Staples, or Materials
  Individual equity holdings
    Applied Materials (+46%), Amazon.com (+27%), and Owens Corning (+18%)
    Applied Materials and Amazon.com - two largest individual contributors

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	21.85%	10.73%	6.78%
S&P 500® Index	24.56%	15.03%	12.85%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.34%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$247.6
Total number of portfolio holdings as of 06/30/24	55
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$653.4
Asset Allocation as of 06/30/24 Net Assets
Common Stock	78.97%
Mortgages	11.05%
Short-Term Investments	6.41%
Corporate Bonds	2.99%
Municipal Bonds	0.50%
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Real Estate Fund
Class A / RPFRX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$49.35	1.00%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -1.50%, versus a -0.18% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotels, Restaurants & Leisure (+17%), Health Care REITs (+11%), and Residential REITs (+8%)
    Weakest performing industries - Real Estate Management & Development (-18%), Industrial REITs (-13%), and Diversified REITs (-10%)
Detractors from Performance
  Office REITs - underperformed the Index industry (-7% vs -5%) and overweight (average weighting 18% vs 7%)
    Hudson Pacific Properties (-47%), BXP (-9%), and Alexandria Real Estate Equities (-5%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Health Care REITs - underperformed the Index industry (+6% vs +11%)
  Specialized REITs - underperformed the Index industry (-2% vs flat)
    Equinix (-5%), American Tower (-8%), Crown Castle (-13%), and Public Storage (-4%)
  Individual holdings
    Prologis (-14%), Rexford Industrial Realty (-19%), and Retail Opportunity Investments (-9%)
    Prologis - largest individual detractor
Contributors to Performance
  Underweight in Industrial REITs - (average weighting 13% vs 17%)
  Residential REITs - outperformed the Index industry (+9% vs +8%)
    AvalonBay Communities (+12%), Essex Property Trust (+12%), Equity Residential (+15%),
    Camden Property Trust (+12%), and UDR (+10%)
  Individual holdings
    Digital Realty Trust (+15%), Welltower (+17%), Simon Property Group (+9%), and Highwoods Properties (+19%)
    Digital Realty Trust and Welltower - two largest individual contributors

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	6.27%	2.07%	5.29%
Davis Real Estate Fund (Class A) — With sales charge*	1.22%	1.09%	4.79%
S&P 500® Index	24.56%	15.03%	12.85%
Wilshire U.S. Real Estate Securities Index	8.61%	4.05%	6.08%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$149.0
Total number of portfolio holdings as of 06/30/24	38
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$406.7
Top Industries as of 06/30/24 Net Assets
Specialized REITs	22.83%
Residential REITs	18.60%
Health Care REITs	15.32%
Industrial REITs	13.27%
Retail REITs	13.12%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Real Estate Fund
Class C / DRECX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$86.20	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -1.89%, versus a -0.18% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotels, Restaurants & Leisure (+17%), Health Care REITs (+11%), and Residential REITs (+8%)
    Weakest performing industries - Real Estate Management & Development (-18%), Industrial REITs (-13%), and Diversified REITs (-10%)
Detractors from Performance
  Office REITs - underperformed the Index industry (-7% vs -5%) and overweight (average weighting 18% vs 7%)
    Hudson Pacific Properties (-47%), BXP (-9%), and Alexandria Real Estate Equities (-5%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Health Care REITs - underperformed the Index industry (+6% vs +11%)
  Specialized REITs - underperformed the Index industry (-2% vs flat)
    Equinix (-5%), American Tower (-8%), Crown Castle (-13%), and Public Storage (-4%)
  Individual holdings
    Prologis (-14%), Rexford Industrial Realty (-19%), and Retail Opportunity Investments (-9%)
    Prologis - largest individual detractor
Contributors to Performance
  Underweight in Industrial REITs - (average weighting 13% vs 17%)
  Residential REITs - outperformed the Index industry (+9% vs +8%)
    AvalonBay Communities (+12%), Essex Property Trust (+12%), Equity Residential (+15%),
    Camden Property Trust (+12%), and UDR (+10%)
  Individual holdings
    Digital Realty Trust (+15%), Welltower (+17%), Simon Property Group (+9%), and Highwoods Properties (+19%)
    Digital Realty Trust and Welltower - two largest individual contributors

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC†	5.43%	1.26%	4.58%
Davis Real Estate Fund (Class C) — With CDSC†,*	4.43%	1.26%	4.58%
S&P 500® Index	24.56%	15.03%	12.85%
Wilshire U.S. Real Estate Securities Index	8.61%	4.05%	6.08%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$149.0
Total number of portfolio holdings as of 06/30/24	38
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$406.7
Top Industries as of 06/30/24 Net Assets
Specialized REITs	22.83%
Residential REITs	18.60%
Health Care REITs	15.32%
Industrial REITs	13.27%
Retail REITs	13.12%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Real Estate Fund
Class Y / DREYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$37.04	0.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -1.36%, versus a -0.18% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotels, Restaurants & Leisure (+17%), Health Care REITs (+11%), and Residential REITs (+8%)
    Weakest performing industries - Real Estate Management & Development (-18%), Industrial REITs (-13%), and Diversified REITs (-10%)
Detractors from Performance
  Office REITs - underperformed the Index industry (-7% vs -5%) and overweight (average weighting 18% vs 7%)
    Hudson Pacific Properties (-47%), BXP (-9%), and Alexandria Real Estate Equities (-5%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Health Care REITs - underperformed the Index industry (+6% vs +11%)
  Specialized REITs - underperformed the Index industry (-2% vs flat)
    Equinix (-5%), American Tower (-8%), Crown Castle (-13%), and Public Storage (-4%)
  Individual holdings
    Prologis (-14%), Rexford Industrial Realty (-19%), and Retail Opportunity Investments (-9%)
    Prologis - largest individual detractor
Contributors to Performance
  Underweight in Industrial REITs - (average weighting 13% vs 17%)
  Residential REITs - outperformed the Index industry (+9% vs +8%)
    AvalonBay Communities (+12%), Essex Property Trust (+12%), Equity Residential (+15%),
    Camden Property Trust (+12%), and UDR (+10%)
  Individual holdings
    Digital Realty Trust (+15%), Welltower (+17%), Simon Property Group (+9%), and Highwoods Properties (+19%)
    Digital Realty Trust and Welltower - two largest individual contributors

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	6.55%	2.30%	5.53%
S&P 500® Index	24.56%	15.03%	12.85%
Wilshire U.S. Real Estate Securities Index	8.61%	4.05%	6.08%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$149.0
Total number of portfolio holdings as of 06/30/24	38
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$406.7
Top Industries as of 06/30/24 Net Assets
Specialized REITs	22.83%
Residential REITs	18.60%
Health Care REITs	15.32%
Industrial REITs	13.27%
Retail REITs	13.12%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
Davis Government Money Market Fund
(part of Davis Series, Inc.)
June 30, 2024
FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS SERIES, INC.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.18%)
COMMUNICATION SERVICES – (5.65%)
Media & Entertainment – (5.65%)
Alphabet Inc., Class C	50,740	$9,306,731
ASAC II L.P. *(a)(b)(c)	116,129	129,507
IAC Inc. *	79,830	3,740,036
Meta Platforms, Inc., Class A	29,673	14,961,720
Sea Limited, Class A, ADR (Singapore) *	44,810	3,200,330
Total Communication Services		31,338,324
CONSUMER DISCRETIONARY – (6.23%)
Consumer Discretionary Distribution & Retail – (4.53%)
Amazon.com, Inc. *	87,560	16,920,970
JD.com, Inc., Class A, ADR (China)	57,200	1,478,048
Prosus N.V., Class N (Netherlands)	188,710	6,721,815
		25,120,833
Consumer Services – (1.70%)
Delivery Hero SE (Germany) *	226,550	5,374,118
Meituan, Class B (China) *	283,500	4,033,378
		9,407,496
Total Consumer Discretionary		34,528,329
CONSUMER STAPLES – (2.61%)
Food, Beverage & Tobacco – (2.61%)
Darling Ingredients Inc. *	244,256	8,976,408
Tyson Foods, Inc., Class A	95,800	5,474,012
Total Consumer Staples		14,450,420
ENERGY – (2.00%)
Tourmaline Oil Corp. (Canada)	244,400	11,085,136
Total Energy		11,085,136
FINANCIALS – (21.06%)
Banks – (8.55%)
U.S. Bancorp	468,210	18,587,937
Wells Fargo & Co.	485,381	28,826,778
		47,414,715
Financial Services – (8.97%)
Consumer Finance – (5.93%)
Capital One Financial Corp.	237,620	32,898,489
Financial Services – (3.04%)
Berkshire Hathaway Inc., Class B *	41,373	16,830,536
		49,729,025
Insurance – (3.54%)
Property & Casualty Insurance – (3.54%)
Markel Group Inc. *	12,466	19,642,177
Total Financials		116,785,917
HEALTH CARE – (28.33%)
Health Care Equipment & Services – (23.04%)
Cigna Group	76,962	25,441,328
CVS Health Corp.	159,509	9,420,601
Humana Inc.	74,085	27,681,860
Quest Diagnostics Inc.	233,941	32,021,844
Solventum Corp. *	246,710	13,046,025
UnitedHealth Group Inc.	39,610	20,171,789
		127,783,447
Pharmaceuticals, Biotechnology & Life Sciences – (5.29%)
Viatris Inc.	2,758,960	29,327,745
Total Health Care		157,111,192
INDUSTRIALS – (15.94%)
Capital Goods – (14.61%)
AGCO Corp.	59,610	5,834,627
Johnson Controls International plc	185,152	12,307,053
MasterBrand, Inc. *	344,090	5,051,241
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Owens Corning	137,930	$23,961,200
Schneider Electric SE (France)	82,500	19,817,671
WESCO International, Inc.	88,560	14,038,531
		81,010,323
Transportation – (1.33%)
DiDi Global Inc., Class A, ADS (China) *	1,785,938	7,393,783
Total Industrials		88,404,106
INFORMATION TECHNOLOGY – (11.04%)
Semiconductors & Semiconductor Equipment – (6.52%)
Applied Materials, Inc.	73,330	17,305,147
Intel Corp.	308,260	9,546,812
Texas Instruments Inc.	47,862	9,310,595
		36,162,554
Software & Services – (4.16%)
Clear Secure, Inc., Class A	107,450	2,010,389
Microsoft Corp.	15,189	6,788,724
Oracle Corp.	49,870	7,041,644
SAP SE, ADR (Germany)	35,855	7,232,312
		23,073,069
Technology Hardware & Equipment – (0.36%)
Samsung Electronics Co., Ltd. (South Korea)	34,070	2,017,221
Total Information Technology		61,252,844
MATERIALS – (4.93%)
Teck Resources Ltd., Class B (Canada)	571,140	27,357,606
Total Materials		27,357,606
REAL ESTATE – (0.39%)
Real Estate Management & Development – (0.39%)
KE Holdings Inc., Class A, ADR (China)	151,740	2,147,121
Total Real Estate		2,147,121
TOTAL COMMON STOCK – (Identified cost $363,702,498)		544,460,995

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.84%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (d)	$4,498,000	$4,498,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (e)	5,716,000	5,716,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,214,000)		10,214,000
Total Investments – (100.02%) – (Identified cost $373,916,498)		554,674,995
Liabilities Less Other Assets – (0.02%)		(103,182)
Net Assets – (100.00%)		$554,571,813

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
June 30, 2024 (Unaudited)
(d)	Dated 06/28/24, repurchase value of $4,499,990 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 4.50%, 06/01/34-11/20/50, total market value $4,587,960).
(e)
Dated 06/28/24, repurchase value of $5,718,529 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value
$5,830,320).

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (90.43%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (59.38%)
Fannie Mae
5.7998% (30 day SOFR + 0.46%), 07/25/37 (a)	$9,051	$8,783
3.50%, 01/25/39	6,775	6,746
6.2598% (30 day SOFR + 0.92%), 12/25/39 (a)	551,355	543,210
5.8498% (30 day SOFR + 0.51%), 09/25/40 (a)	173,740	170,434
3.00%, 04/25/41	89,569	86,747
2.00%, 12/25/42	213,774	183,852
2.50%, 04/25/43	320,299	300,366
2.50%, 07/25/47	145,147	120,932
Freddie Mac
4.00%, 06/15/26	7,766	7,713
2.00%, 06/15/28	90,339	87,725
2.50%, 01/15/29	60,527	58,436
5.9475% (30 day SOFR + 0.61%), 08/15/40 (a)	63,635	62,590
5.7975% (30 day SOFR + 0.46%), 09/15/43 (a)	137,100	132,792
Ginnie Mae
5.0618%, 06/20/31	46,588	45,566
4.00%, 09/20/39	17,378	16,815
1.00%, 12/20/42	52,426	42,385
3.50%, 03/16/47	10,885	10,789
2.40%, 10/16/50	288,377	245,582
1.00%, 06/20/51	892,788	665,814
2.60%, 03/16/52	103,914	92,467
2.70%, 06/16/58	475,067	434,316
6.0073% (1 mo. SOFR + 0.68%), 04/20/62 (a)	591,552	592,364
6.0573% (1 mo. SOFR + 0.73%), 09/20/64 (a)	436,427	435,540
2.25%, 07/20/65	214,736	206,086
2.25%, 03/20/66	1,039,157	999,214
5.7852% (30 day SOFR + 0.55%), 02/20/67 (a)	1,285,222	1,271,517
2.25%, 08/20/69	275,851	264,415
6.3231% (30 day SOFR + 1.15%), 02/20/71 (a)	1,818,362	1,829,474
4.5559%, 12/20/71	1,464,403	1,425,935
Total Collateralized Mortgage Obligations		10,348,605
FANNIE MAE POOLS – (15.51%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,464,272
4.00%, 05/01/29, Pool No. AL7358	92,771	91,615
2.00%, 08/01/30, Pool No. AX9709	140,174	128,883
3.50%, 03/01/32, Pool No. MA1010	196,239	189,680
6.50%, 07/01/32, Pool No. 635069	1,679	1,671
6.00%, 09/01/37, Pool No. 888796	17,458	16,986
5.148% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	809,936	810,819
Total Fannie Mae Pools		2,703,926
FREDDIE MAC POOLS – (8.06%)
3.00%, 09/01/27, Pool No. U70063	104,302	101,777
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (CONTINUED)
2.50%, 09/01/31, Pool No. G18611	$351,916	$330,571
5.836% (30 day SOFR + 2.196%), 04/01/54, Pool No. 841736	966,357	972,582
Total Freddie Mac Pools		1,404,930
GINNIE MAE POOLS – (4.23%)
5.031%, 12/20/61, Pool No. 756740	712	705
4.639%, 07/20/67, Pool No. BB0084	460,414	451,562
4.496%, 04/20/70, Pool No. BT6816	291,344	285,069
Total Ginnie Mae Pools		737,336
SBA POOLS – (3.25%)
7.825% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	100,273	103,661
9.273% (Prime Rate + 0.773%), 10/25/30, Pool No. 522619 (a)	313,978	334,048
8.825% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	120,124	127,827
Total SBA Pools		565,536
TOTAL MORTGAGES – (Identified cost $16,446,708)		15,760,333
SHORT-TERM INVESTMENTS – (9.31%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (b)	715,000	715,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (c)	908,000	908,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,623,000)		1,623,000
Total Investments – (99.74%) – (Identified cost $18,069,708)		17,383,333
Other Assets Less Liabilities – (0.26%)		44,962
Net Assets – (100.00%)		$17,428,295

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of June 30, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 06/28/24, repurchase value of $715,316 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 3.50%, 05/01/43-09/01/49, total market value $729,300).
(c)	Dated 06/28/24, repurchase value of $908,402 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value $926,160).
See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT MONEY MARKET FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Principal	Value (Note 1)
FEDERAL FARM CREDIT BANK – (6.73%)
0.45%, 07/23/24	$500,000	$498,558
4.00%, 03/10/25	1,500,000	1,489,010
5.37% (SOFR + 0.04%), 04/09/25 (a)	5,000,000	5,000,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $6,987,568)		6,987,568

FEDERAL HOME LOAN BANK – (5.75%)
Discount Note, 5.4946%, 09/26/24 (b)	5,000,000	4,937,287
5.375%, 08/15/24	200,000	199,988
2.50%, 03/28/25	845,000	829,948
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $5,967,223)		5,967,223

FREDDIE MAC – (2.82%)
1.50%, 02/12/25	3,000,000	2,932,840
TOTAL FREDDIE MAC – (Identified cost $2,932,840)		2,932,840

PRIVATE EXPORT FUNDING – (0.96%)
0.55%, 07/30/24	1,000,000	996,196
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $996,196)		996,196

U.S. GOVERNMENT – (12.49%)
U.S. Treasury Bill, 5.322%, 08/13/24 (b)	5,000,000	4,968,765
U.S. Treasury Floating Rate Note, 5.4452% (USBMMY3M + 0.14%), 10/31/24 (a)	3,000,000	3,001,073
U.S. Treasury Floating Rate Note, 5.5052% (USBMMY3M + 0.20%), 01/31/25 (a)	5,000,000	5,002,629
TOTAL U.S. GOVERNMENT – (Identified cost $12,972,467)		12,972,467
	Principal	Value (Note 1)
REPURCHASE AGREEMENTS – (65.02%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (c)	$29,731,000	$29,731,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (d)	37,780,000	37,780,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $67,511,000)		67,511,000
Total Investments – (93.77%) – (Identified cost $97,367,294)		97,367,294
Other Assets Less Liabilities – (6.23%)		6,470,613
Net Assets – (100.00%)		$103,837,907

SOFR:	Secured Overnight Financing Rate
USBMMY3M:	U.S. Treasury 3 Month Bill Money Market Yield

(a)
The interest rates on floating rate securities, shown as of June 30, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Dated 06/28/24, repurchase value of $29,744,156 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 5.74%, 01/01/30-01/15/59, total market value $30,325,620).
(d)
Dated 06/28/24, repurchase value of $37,796,718 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value
$38,535,600).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.77%)
CONSUMER DISCRETIONARY – (2.41%)
Consumer Discretionary Distribution & Retail – (2.41%)
Prosus N.V., Class N (Netherlands)	615,085	$21,909,213
Total Consumer Discretionary		21,909,213
FINANCIALS – (93.36%)
Banks – (45.03%)
Bank of America Corp.	631,050	25,096,859
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	328,182	11,525,752
Danske Bank A/S (Denmark)	1,209,910	36,051,110
DBS Group Holdings Ltd. (Singapore)	1,411,997	37,267,974
DNB Bank ASA (Norway)	766,686	15,057,980
Fifth Third Bancorp	1,364,350	49,785,131
JPMorgan Chase & Co.	338,884	68,542,678
Metro Bank Holdings PLC (United Kingdom) *	5,551,905	2,593,210
PNC Financial Services Group, Inc.	263,946	41,038,324
U.S. Bancorp	1,025,388	40,707,904
Wells Fargo & Co.	1,363,529	80,979,987
		408,646,909
Financial Services – (33.68%)
Capital Markets – (11.54%)
Bank of New York Mellon Corp.	933,571	55,911,567
Charles Schwab Corp.	147,488	10,868,391
Julius Baer Group Ltd. (Switzerland)	679,094	37,943,702
		104,723,660
Consumer Finance – (14.34%)
American Express Co.	166,612	38,579,009
Capital One Financial Corp.	661,241	91,548,816
		130,127,825
Financial Services – (7.80%)
Berkshire Hathaway Inc., Class A *	80	48,979,280
Rocket Companies, Inc., Class A *	1,594,939	21,850,664
		70,829,944
		305,681,429
Insurance – (14.65%)
Life & Health Insurance – (0.61%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,219,800	5,529,600
Property & Casualty Insurance – (13.07%)
Chubb Ltd.	179,408	45,763,392
Loews Corp.	358,296	26,779,043
Markel Group Inc. *	29,271	46,121,144
		118,663,579
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (0.97%)
Everest Group, Ltd.	23,011	$8,767,651
		132,960,830
Total Financials		847,289,168
TOTAL COMMON STOCK – (Identified cost $464,477,319)		869,198,381

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.97%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (a)	$15,856,000	$15,856,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (b)	20,147,000	20,147,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $36,003,000)		36,003,000
Total Investments – (99.74%) – (Identified cost $500,480,319)		905,201,381
Other Assets Less Liabilities – (0.26%)		2,358,719
Net Assets – (100.00%)		$907,560,100

*	Non-income producing security.
(a)	Dated 06/28/24, repurchase value of $15,863,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.10%, 04/01/38-02/15/59, total market value $16,173,120).
(b)
Dated 06/28/24, repurchase value of $20,155,915 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value
$20,549,940).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (78.97%)
COMMUNICATION SERVICES – (4.30%)
Media & Entertainment – (4.30%)
Alphabet Inc., Class C	34,010	$6,238,114
Meta Platforms, Inc., Class A	8,752	4,412,934
Total Communication Services		10,651,048
CONSUMER DISCRETIONARY – (5.34%)
Consumer Discretionary Distribution & Retail – (5.34%)
Amazon.com, Inc. *	68,380	13,214,435
Total Consumer Discretionary		13,214,435
ENERGY – (1.52%)
Tourmaline Oil Corp. (Canada)	82,970	3,763,231
Total Energy		3,763,231
FINANCIALS – (34.83%)
Banks – (11.13%)
Danske Bank A/S (Denmark)	150,800	4,493,316
DBS Group Holdings Ltd. (Singapore)	229,817	6,065,745
JPMorgan Chase & Co.	26,723	5,404,994
U.S. Bancorp	32,635	1,295,609
Wells Fargo & Co.	173,398	10,298,107
		27,557,771
Financial Services – (18.87%)
Capital Markets – (4.62%)
Bank of New York Mellon Corp.	86,040	5,152,936
Julius Baer Group Ltd. (Switzerland)	112,410	6,280,797
		11,433,733
Consumer Finance – (6.21%)
American Express Co.	8,495	1,967,017
Capital One Financial Corp.	96,831	13,406,252
		15,373,269
Financial Services – (8.04%)
Berkshire Hathaway Inc., Class B *	48,926	19,903,097
		46,710,099
Insurance – (4.83%)
Life & Health Insurance – (0.78%)
AIA Group Ltd. (Hong Kong)	284,360	1,929,950
Property & Casualty Insurance – (4.05%)
Chubb Ltd.	22,955	5,855,362
Markel Group Inc. *	2,640	4,159,742
		10,015,104
		11,945,054
Total Financials		86,212,924
HEALTH CARE – (16.65%)
Health Care Equipment & Services – (12.87%)
Cigna Group	16,380	5,414,737
Humana Inc.	27,630	10,323,949
Quest Diagnostics Inc.	74,140	10,148,283
Solventum Corp. *	113,020	5,976,498
		31,863,467
Pharmaceuticals, Biotechnology & Life Sciences – (3.78%)
Viatris Inc.	881,310	9,368,325
Total Health Care		41,231,792
INDUSTRIALS – (4.36%)
Capital Goods – (4.36%)
AGCO Corp.	16,500	1,615,020
Johnson Controls International plc	29,977	1,992,571
Owens Corning	41,350	7,183,322
Total Industrials		10,790,913
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.97%)
Semiconductors & Semiconductor Equipment – (10.45%)
Applied Materials, Inc.	68,908	$16,261,599
Intel Corp.	144,340	4,470,210
Texas Instruments Inc.	26,473	5,149,792
		25,881,601
Software & Services – (1.52%)
Microsoft Corp.	8,411	3,759,297
Total Information Technology		29,640,898
TOTAL COMMON STOCK – (Identified cost $127,269,417)		195,505,241

	Principal	Value (Note 1)
CORPORATE BONDS – (2.99%)
ENERGY – (0.91%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	$2,245,860
Total Energy		2,245,860
FINANCIALS – (1.42%)
Financial Services – (1.42%)
Capital Markets – (1.42%)
Goldman Sachs Group, Inc., Sr. Notes, 6.1366% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,507,127
Total Financials		3,507,127
HEALTH CARE – (0.66%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.66%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,634,651
Total Health Care		1,634,651
TOTAL CORPORATE BONDS – (Identified cost $7,716,206)		7,387,638
MORTGAGES – (11.05%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	521,177	471,806
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	996,958	879,405
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,782,524	1,560,894
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	553,419	545,279
5.398%, 05/01/53, Pool No. BM7225	1,730,764	1,727,630
4.73%, 06/01/54, Pool No. BM7528	3,250,000	3,148,134
Freddie Mac
2.00%, 10/25/40, Series 5028	326,823	302,269
5.00%, 06/01/44, Pool No. G60660	779,469	779,010
5.50%, 06/25/50, Series 5386	2,945,296	2,922,382
Ginnie Mae
6.00%, 08/20/34, Series 2023-147	1,910,423	1,918,542
6.00%, 07/20/37, Series 2023-111	1,657,622	1,654,522
6.50%, 05/20/53, Pool No. MA8881	1,842,056	1,869,961
6.00%, 10/20/59, Series 2023-136	1,401,543	1,401,683
7.00%, 12/20/62, Series 2022-207	969,809	996,780
6.4097% (1 mo. SOFR + 1.36%), 09/20/70, Series 2020-H16 (a)	1,213,424	1,236,648
4.694%, 08/20/73, Pool No. 786935	1,549,933	1,495,112
4.017%, 09/20/73, Pool No. 787068	1,305,476	1,236,341
Morgan Stanley BAML Trust, 3.246%, 12/15/47, Series 2014-C19, Class A3	1,335,509	1,328,649

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
June 30, 2024 (Unaudited)
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
SBA, 6.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	$417,261	$420,766
SBA , 6.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	1,442,761	1,467,736
TOTAL MORTGAGES – (Identified cost $27,664,504)		27,363,549
MUNICIPAL BONDS – (0.50%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,250,000	1,231,104
TOTAL MUNICIPAL BONDS – (Identified cost $1,343,903)		1,231,104
SHORT-TERM INVESTMENTS – (6.41%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (c)	6,987,000	6,987,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (d)	8,879,000	8,879,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,866,000)		15,866,000
Total Investments – (99.92%) – (Identified cost $179,860,030)		247,353,532
Other Assets Less Liabilities – (0.08%)		203,394
Net Assets – (100.00%)		$247,556,926

SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of June 30, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,912,105 or
1.18% of the Fund’s net assets as of June 30, 2024.

(c)	Dated 06/28/24, repurchase value of $6,990,092 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.10%, 02/01/36-02/15/59, total market value $7,126,740).
(d)
Dated 06/28/24, repurchase value of $8,882,929 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value
$9,056,580).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.66%)
REAL ESTATE – (98.66%)
Equity Real Estate Investment Trusts (REITs) – (98.66%)
Health Care REITs – (15.32%)
Alexandria Real Estate Equities, Inc.	61,303	$7,170,612
Community Healthcare Trust, Inc.	95,760	2,239,826
Healthpeak Properties, Inc.	106,610	2,089,556
Ventas, Inc.	129,070	6,616,128
Welltower Inc.	45,210	4,713,143
		22,829,265
Hotel & Resort REITs – (2.61%)
Sunstone Hotel Investors, Inc.	371,010	3,880,765
Industrial REITs – (13.27%)
Prologis, Inc.	104,426	11,728,084
Rexford Industrial Realty, Inc.	92,508	4,124,932
Terreno Realty Corp.	66,209	3,918,248
		19,771,264
Office REITs – (12.91%)
BXP, Inc.	67,466	4,153,207
Cousins Properties, Inc.	295,649	6,844,274
Derwent London plc (United Kingdom)	53,990	1,542,421
Douglas Emmett, Inc.	55,700	741,367
Great Portland Estates plc (United Kingdom)	378,176	1,603,865
Highwoods Properties, Inc.	66,010	1,734,083
Hudson Pacific Properties, Inc.	541,780	2,605,962
		19,225,179
Residential REITs – (18.60%)
American Homes 4 Rent, Class A	100,210	3,723,804
AvalonBay Communities, Inc.	24,818	5,134,596
Camden Property Trust	33,165	3,618,633
Equity Residential	46,970	3,256,900
Essex Property Trust, Inc.	20,894	5,687,347
Mid-America Apartment Communities, Inc.	10,550	1,504,535
Sun Communities, Inc.	10,850	1,305,689
UDR, Inc.	84,580	3,480,467
		27,711,971
Retail REITs – (13.12%)
Brixmor Property Group, Inc.	227,110	5,243,970
Federal Realty Investment Trust	24,999	2,524,149
Regency Centers Corp.	52,390	3,258,658
Retail Opportunity Investments Corp.	208,194	2,587,851
Simon Property Group, Inc.	39,086	5,933,255
		19,547,883
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (22.83%)
American Tower Corp.	32,540	$6,325,125
Crown Castle Inc.	18,220	1,780,094
Digital Realty Trust, Inc.	44,835	6,817,162
Equinix, Inc.	7,750	5,863,650
Extra Space Storage Inc.	27,659	4,298,485
Public Storage	24,051	6,918,270
VICI Properties Inc.	70,100	2,007,664
		34,010,450
Total Real Estate		146,976,777
TOTAL COMMON STOCK – (Identified cost $124,446,198)		146,976,777

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.00%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (a)	$655,000	$655,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (b)	832,000	832,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,487,000)		1,487,000
Total Investments – (99.66%) – (Identified cost $125,933,198)		148,463,777
Other Assets Less Liabilities – (0.34%)		507,288
Net Assets – (100.00%)		$148,971,065

(a)	Dated 06/28/24, repurchase value of $655,290 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 4.50%, 11/15/47-12/20/49, total market value $668,100).
(b)	Dated 06/28/24, repurchase value of $832,368 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value $848,640).
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Assets and Liabilities
At June 30, 2024 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$544,460,995	$15,760,333	$29,856,294	$869,198,381	$231,487,532	$146,976,777
Repurchase agreements	10,214,000	1,623,000	67,511,000	36,003,000	15,866,000	1,487,000
Cash	93,514	191	366	979	19,032	263
Receivables:
Capital stock sold	365,268	10,780	6,631,594	933,953	36,469	62,328
Dividends and interest	436,831	76,181	216,047	2,970,394	449,668	603,323
Investment securities sold	377,759	–	–	–	–	–
Prepaid expenses	7,382	379	1,629	12,561	2,912	2,982
Due from Adviser	–	7,233	–	–	370	1,925
Total assets	555,955,749	17,478,097	104,216,930	909,119,268	247,861,983	149,134,598

LIABILITIES:
Payables:
Capital stock redeemed	898,050	5,104	275,288	784,102	99,470	16,472
Distributions payable	–	10,663	8,928	–	–	–
Accrued audit fees	7,485	3,979	3,275	2,901	6,882	6,842
Accrued custodian fees	56,000	7,821	26,300	58,000	19,535	13,100
Accrued distribution and service plan fees	95,974	4,928	–	172,124	40,085	21,968
Accrued investment advisory fees	261,150	4,484	30,802	422,538	113,738	70,602
Accrued transfer agent fees	57,719	7,054	17,804	112,248	23,997	25,726
Accrued recapture fees	–	–	7,925	–	–	–
Other accrued expenses	7,558	5,769	8,701	7,255	1,350	8,823
Total liabilities	1,383,936	49,802	379,023	1,559,168	305,057	163,533

NET ASSETS	$554,571,813	$17,428,295	$103,837,907	$907,560,100	$247,556,926	$148,971,065

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$131,847	$34,362	$1,038,379	$158,931	$41,214	$36,411

Additional paid-in capital	320,262,548	23,342,932	102,763,418	485,265,886	168,524,011	127,734,368

Distributable earnings (losses)	234,177,418	(5,948,999)	36,110	422,135,283	78,991,701	21,200,286
Net Assets	$554,571,813	$17,428,295	$103,837,907	$907,560,100	$247,556,926	$148,971,065

*Including:
Cost of unaffiliated investments	$363,702,498	$16,446,708	$29,856,294	$464,477,319	$163,994,030	$124,446,198
Cost of repurchase agreements	10,214,000	1,623,000	67,511,000	36,003,000	15,866,000	1,487,000

DAVIS SERIES, INC.
Statements of Assets and Liabilities - (Continued)
At June 30, 2024 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

CLASS A SHARES:
Net assets	$302,799,505	$15,603,367	$98,513,969	$440,300,779	$128,236,779	$79,473,086
Shares outstanding	7,371,708	3,078,376	98,513,969	7,749,862	2,139,334	1,955,361
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$41.08	$5.07	$1.00	$56.81	$59.94	$40.64
Maximum offering price per share (100/95.25 of net asset value)†	$43.13	$5.32	$NA	$59.64	$62.93	$42.67

CLASS C SHARES:
Net assets	$10,198,965	$481,914	$1,097,515	$42,275,730	$2,421,938	$975,633
Shares outstanding	356,616	94,913	1,097,515	966,590	40,542	24,018
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.60	$5.08	$1.00	$43.74	$59.74	$40.62

CLASS Y SHARES:
Net assets	$241,573,343	$1,343,014	$4,226,423	$424,983,591	$116,898,209	$68,522,346
Shares outstanding	5,456,386	262,865	4,226,423	7,176,671	1,941,523	1,661,734
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$44.27	$5.11	$1.00	$59.22	$60.21	$41.24

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Operations
For the six months ended June 30, 2024 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$4,702,819	$–	$–	$12,315,749	$1,945,238	$2,961,948
Interest	278,898	352,093	2,447,754	286,245	1,302,466	34,107
Total income	4,981,717	352,093	2,447,754	12,601,994	3,247,704	2,996,055

Expenses:
Investment advisory fees (Note 3)	1,507,466	26,084	136,162	2,341,575	653,418	408,505
Custodian fees	62,127	9,398	26,890	68,676	23,499	15,768
Transfer agent fees:
Class A	125,356	22,526	49,401	179,392	66,272	59,942
Class C	7,024	1,961	668	26,635	4,004	2,644
Class Y	56,785	2,719	2,592	183,731	15,105	24,405
Audit fees	14,934	10,887	14,364	20,406	14,934	19,836
Legal fees	9,647	310	1,574	14,987	4,132	2,667
Accounting fees (Note 3)	13,998	1,002	3,000	22,998	5,502	4,998
Reports to shareholders	10,260	2,165	2,121	24,000	4,866	5,210
Directors’ fees and expenses	39,624	3,069	7,625	60,036	18,179	11,927
Registration and filing fees	28,213	21,750	26,250	33,000	24,054	23,250
Excise tax expense (Note 1)	–	–	–	–	–	968
Expenses recaptured by Adviser (Note 3):
Class A	–	–	42,998	–	–	–
Class C	–	–	578	–	–	–
Class Y	–	–	1,837	–	–	–
Miscellaneous	23,811	10,372	8,333	31,139	15,423	12,063
Distribution and service plan fees (Note 3):
Class A	333,489	17,415	–	499,267	148,701	78,781
Class C	54,816	2,037	–	217,444	12,187	6,389
Total expenses	2,287,550	131,695	324,393	3,723,286	1,010,276	677,353
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(38,216)	–	–	–	(12,395)
Class C	(248)	(2,426)	–	–	(2,710)	(2,210)
Class Y	–	(4,257)	–	–	–	(810)
Net expenses	2,287,302	86,796	324,393	3,723,286	1,007,566	661,938
Net investment income	2,694,415	265,297	2,123,361	8,878,708	2,240,138	2,334,117

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	45,667,797	–	–	3,613,444	11,061,267	2,166,413
Foreign currency transactions	(21,807)	–	–	13,034	(3,529)	(1,305)
Net realized gain	45,645,990	–	–	3,626,478	11,057,738	2,165,108
Net increase (decrease) in unrealized appreciation (depreciation)	(7,054,656)	74,412	–	73,367,858	10,784,515	(6,979,316)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	38,591,334	74,412	–	76,994,336	21,842,253	(4,814,208)
Net increase (decrease) in net assets resulting from operations	$41,285,749	$339,709	$2,123,361	$85,873,044	$24,082,391	$(2,480,091)

*Net of foreign taxes withheld of	$130,215	$–	$–	$791,251	$87,945	$5,751
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the six months ended June 30, 2024 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$2,694,415	$265,297	$2,123,361	$8,878,708	$2,240,138	$2,334,117

Net realized gain from investments and foreign currency transactions	45,645,990	–	–	3,626,478	11,057,738	2,165,108

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	(7,054,656)	74,412	–	73,367,858	10,784,515	(6,979,316)
Net increase (decrease) in net assets resulting from operations	41,285,749	339,709	2,123,361	85,873,044	24,082,391	(2,480,091)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(246,191)	(1,992,333)	–	(864,435)	(786,703)
Class C	–	(4,890)	(26,852)	–	(7,324)	(7,281)
Class Y	–	(22,937)	(104,176)	–	(964,080)	(760,690)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(13,444,297)	(334,098)	6,859,850	5,935,747	(3,646,937)	(2,761,179)
Class C	(1,973,995)	41,237	(219,897)	(6,790,957)	(375,339)	(677,617)
Class Y	(2,105,415)	14,829	(670,986)	16,231,981	8,994,844	(3,604,570)

Total increase (decrease) in net assets	23,762,042	(212,341)	5,968,967	101,249,815	27,219,120	(11,078,131)

NET ASSETS:
Beginning of period	530,809,771	17,640,636	97,868,940	806,310,285	220,337,806	160,049,196
End of period	$554,571,813	$17,428,295	$103,837,907	$907,560,100	$247,556,926	$148,971,065
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the year ended December 31, 2023

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$5,008,628	$426,327	$4,722,477	$15,343,583	$3,325,866	$3,847,186

Net realized gain (loss) from investments and foreign currency transactions	31,073,386	(419,171)	–	29,679,865	8,038,718	(2,327,615)

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	63,733,122	693,321	–	65,983,497	30,358,270	14,788,523
Net increase in net assets resulting from operations	99,815,136	700,477	4,722,477	111,006,945	41,722,854	16,308,094

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,125,450)	(400,088)	(4,458,266)	(26,116,532)	(3,455,040)	(2,061,970)
Class C	(855,088)	(4,764)	(54,569)	(3,413,104)	(55,793)	(29,052)
Class Y	(13,070,264)	(41,414)	(209,642)	(24,371,282)	(3,030,325)	(1,846,325)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(10,393,650)	(2,166,116)	(26,280,131)	(13,441,578)	(3,703,921)	(21,235,986)
Class C	(2,453,730)	(111,307)	24,840	(18,391,831)	(32,825)	(703,217)
Class Y	3,152,416	(1,796,381)	688,217	(62,497,240)	4,226,606	(11,039,013)

Total increase (decrease) in net assets	59,069,370	(3,819,593)	(25,567,074)	(37,224,622)	35,671,556	(20,607,469)

NET ASSETS:
Beginning of year	471,740,401	21,460,229	123,436,014	843,534,907	184,666,250	180,656,665
End of year	$530,809,771	$17,640,636	$97,868,940	$806,310,285	$220,337,806	$160,049,196
See Notes to Financial Statements

DAVIS SERIES, INC.
Notes to Financial Statements
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Series, Inc. (a Maryland corporation) (“Company”) is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Balanced Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):
Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.
Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.
Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.
Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.
Davis Balanced Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. The Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$31,208,817	$–	$–	$–	$10,651,048	$–
Consumer Discretionary	34,528,329	–	–	21,909,213	13,214,435	–
Consumer Staples	14,450,420	–	–	–	–	–
Energy	11,085,136	–	–	–	3,763,231	–
Financials	116,785,917	–	–	847,289,168	86,212,924	–
Health Care	157,111,192	–	–	–	41,231,792	–
Industrials	88,404,106	–	–	–	10,790,913	–
Information Technology	61,252,844	–	–	–	29,640,898	–
Materials	27,357,606	–	–	–	–	–
Real Estate	2,147,121	–	–	–	–	146,976,777
Total Level 1	544,331,488	–	–	869,198,381	195,505,241	146,976,777
Level 2 – Other Significant Observable Inputs:
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	–	29,856,294	–	–	–
Corporate Bonds	–	–	–	–	7,387,638	–
Mortgages	–	15,760,333	–	–	27,363,549	–
Municipal Bonds	–	–	–	–	1,231,104	–
Short-Term Investments	10,214,000	1,623,000	67,511,000	36,003,000	15,866,000	1,487,000
Total Level 2	10,214,000	17,383,333	97,367,294	36,003,000	51,848,291	1,487,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	129,507	–	–	–	–	–
Total Level 3	129,507	–	–	–	–	–
Total Investments	$554,674,995	$17,383,333	$97,367,294	$905,201,381	$247,353,532	$148,463,777
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2024 was $7,281 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2024
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,226	$–	$–	$7,281	$–	$–	$–	$129,507
Total Level 3	$122,226	$–	$–	$7,281	$–	$–	$–	$129,507

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$129,507	Discounted Cash Flow	Annualized Yield	6.370%	Decrease
Total Level 3	$129,507
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended June 30, 2024, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Real Estate Fund incurred a 2023 excise tax liability of $968 during the six months ended June 30, 2024. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - (Continued)
expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2023, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Government Bond Fund	Davis Real Estate Fund
Character
Short-term	$2,852,285	$1,647,440
Long-term	2,401,623	2,294,792
Total	$5,253,908	$3,942,232
At June 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$374,677,795	$18,069,708	$97,367,294	$501,644,301	$179,999,667	$127,946,011

Unrealized appreciation	228,685,120	22,256	–	419,566,858	74,913,281	31,757,651
Unrealized depreciation	(48,687,920)	(708,631)	–	(16,009,778)	(7,559,416)	(11,239,885)
Net unrealized appreciation (depreciation)	$179,997,200	$(686,375)	$–	$403,557,080	$67,353,865	$20,517,766
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Use of Estimates in Financial Statements - (Continued)
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost of purchases	$62,986,269	$1,918,321	$–	$26,531,483	$10,941,500
Proceeds from sales	81,817,612	–	8,486,612	22,420,482	18,018,469
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of June 30, 2024, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Government Money Market Fund	Davis Balanced Fund
41%	30%
Investment activities of these shareholders could have a material impact on the Funds.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2024 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Transfer agent fees paid to Adviser	$18,874	$3,429	$7,632	$41,853	$10,172	$11,023
Accounting fees paid to Adviser	13,998	1,002	3,000	22,998	5,502	4,998

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Reimbursement and Waivers of Expenses - The Adviser is contractually committed to waive fees and/or reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to these Funds. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2025. After that date, there is no assurance that the Adviser will continue to cap expenses. Reimbursement and waivers of expenses during the six months ended June 30, 2024 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A	$–	$38,216	$–	$12,395
Class C	248	2,426	2,710	2,210
Class Y	–	4,257	–	810
The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. The reimbursed amounts eligible for recapture as of June 30, 2024 and the amounts recaptured of previously reimbursed expenses were as follows:

	Davis Government Money Market Fund
	Amounts Eligible for Recapture		Amounts Recaptured
	Expiring 12/31/2024	Expiring 12/31/2025	During the six months ended 06/30/2024
Class A	$50,365	$20,980	$42,998
Class C	676	291	578
Class Y	2,151	830	1,837
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended June 30, 2024 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Distribution fees:
Class C	$41,112	$1,528	$163,083	$9,140	$4,792

Service fees:
Class A	333,489	17,415	499,267	148,701	78,781
Class C	13,704	509	54,361	3,047	1,597

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)
The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2024 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A commissions retained by the Distributor	$4,588	$587	$8,918	$1,696	$1,271
Class A commissions re-allowed to investment dealers	25,899	4,142	45,571	9,445	6,617
Total commissions earned on sales of Class A	$30,487	$4,729	$54,489	$11,141	$7,888

Class C commission advances by the Distributor	$1,540	$–	$6,653	$678	$93

Class C CDSCs received by the Distributor	186	–	369	63	92

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 4 - CAPITAL STOCK
At June 30, 2024, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Balanced Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

		Six months ended June 30, 2024 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	107,759	–	(441,371)	(333,612)
	Class C	5,770	–	(76,552)	(70,782)
	Class Y	164,864	–	(212,305)	(47,441)
Value:	Class A	$4,298,635	$–	$(17,742,932)	$(13,444,297)
	Class C	159,337	–	(2,133,332)	(1,973,995)
	Class Y	7,059,311	–	(9,164,726)	(2,105,415)
Davis Government Bond Fund
Shares:	Class A	131,005	44,084	(241,219)	(66,130)
	Class C	24,517	966	(17,452)	8,031
	Class Y	17,832	4,490	(19,364)	2,958
Value:	Class A	$660,917	$222,548	$(1,217,563)	$(334,098)
	Class C	124,443	4,886	(88,092)	41,237
	Class Y	90,715	22,847	(98,733)	14,829
Davis Government Money Market Fund
Shares:	Class A	72,597,884	1,934,647	(67,672,681)	6,859,850
	Class C	48,041	26,852	(294,790)	(219,897)
	Class Y	846,734	104,176	(1,621,896)	(670,986)
Value:	Class A	$72,597,884	$1,934,647	$(67,672,681)	$6,859,850
	Class C	48,041	26,852	(294,790)	(219,897)
	Class Y	846,734	104,176	(1,621,896)	(670,986)
Davis Financial Fund
Shares:	Class A	587,547	–	(498,978)	88,569
	Class C	17,916	–	(180,897)	(162,981)
	Class Y	856,213	–	(579,829)	276,384
Value:	Class A	$33,070,482	$–	$(27,134,735)	$5,935,747
	Class C	747,646	–	(7,538,603)	(6,790,957)
	Class Y	48,988,088	–	(32,756,107)	16,231,981
Davis Balanced Fund
Shares:	Class A	44,293	12,973	(119,543)	(62,277)
	Class C	2,595	123	(9,363)	(6,645)
	Class Y	207,427	5,698	(59,723)	153,402
Value:	Class A	$2,547,659	$771,321	$(6,965,917)	$(3,646,937)
	Class C	148,543	7,303	(531,185)	(375,339)
	Class Y	12,148,383	340,269	(3,493,808)	8,994,844
Davis Real Estate Fund
Shares:	Class A	17,927	15,926	(102,872)	(69,019)
	Class C	700	170	(17,906)	(17,036)
	Class Y	42,685	15,004	(146,068)	(88,379)
Value:	Class A	$716,582	$639,822	$(4,117,583)	$(2,761,179)
	Class C	27,969	6,837	(712,423)	(677,617)
	Class Y	1,736,039	611,497	(5,952,106)	(3,604,570)

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2023
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	241,791	433,892	(967,466)	(291,783)
	Class C	22,797	33,445	(152,471)	(96,229)
	Class Y	330,499	317,223	(573,718)	74,004
Value:	Class A	$8,768,605	$15,732,911	$(34,895,166)	$(10,393,650)
	Class C	586,060	848,156	(3,887,946)	(2,453,730)
	Class Y	12,784,508	12,378,047	(22,010,139)	3,152,416
Davis Government Bond Fund
Shares:	Class A	63,152	72,454	(567,803)	(432,197)
	Class C	7,509	950	(30,803)	(22,344)
	Class Y	17,684	8,181	(383,104)	(357,239)
Value:	Class A	$316,317	$362,839	$(2,845,272)	$(2,166,116)
	Class C	37,904	4,764	(153,975)	(111,307)
	Class Y	89,413	41,303	(1,927,097)	(1,796,381)
Davis Government Money Market Fund
Shares:	Class A	147,739,389	4,323,990	(178,343,510)	(26,280,131)
	Class C	453,605	54,569	(483,334)	24,840
	Class Y	1,606,856	209,642	(1,128,281)	688,217
Value:	Class A	$147,739,389	$4,323,990	$(178,343,510)	$(26,280,131)
	Class C	453,605	54,569	(483,334)	24,840
	Class Y	1,606,856	209,642	(1,128,281)	688,217
Davis Financial Fund
Shares:	Class A	564,220	517,875	(1,359,483)	(277,388)
	Class C	55,305	89,807	(628,147)	(483,035)
	Class Y	1,011,720	453,312	(2,723,289)	(1,258,257)
Value:	Class A	$27,583,739	$24,852,638	$(65,877,955)	$(13,441,578)
	Class C	2,112,241	3,332,734	(23,836,806)	(18,391,831)
	Class Y	51,395,289	22,642,939	(136,535,468)	(62,497,240)
Davis Balanced Fund
Shares:	Class A	87,429	59,100	(226,091)	(79,562)
	Class C	20,867	1,050	(22,597)	(680)
	Class Y	105,329	56,377	(82,419)	79,287
Value:	Class A	$4,452,341	$3,100,758	$(11,257,020)	$(3,703,921)
	Class C	1,038,311	55,741	(1,126,877)	(32,825)
	Class Y	5,403,106	2,961,388	(4,137,888)	4,226,606
Davis Real Estate Fund
Shares:	Class A	49,418	42,247	(638,016)	(546,351)
	Class C	1,051	725	(19,644)	(17,868)
	Class Y	100,704	46,064	(412,963)	(266,195)
Value:	Class A	$1,923,394	$1,646,776	$(24,806,156)	$(21,235,986)
	Class C	40,657	28,467	(772,341)	(703,217)
	Class Y	4,036,331	1,822,559	(16,897,903)	(11,039,013)
NOTE 5 - SECURITIES LOANED
Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2024, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $129,507 or 0.02% of the Fund’s net assets as of June 30, 2024. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2024
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.0000	$1.1152

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2024[e]	$38.11	$0.18	$2.79	$2.97
Year ended December 31, 2023	$33.23	$0.33	$6.90	$7.23
Year ended December 31, 2022	$41.91	$0.28	$(6.14)	$(5.86)
Year ended December 31, 2021	$36.67	$0.11	$9.00	$9.11
Year ended December 31, 2020	$33.47	$0.08	$4.18	$4.26
Year ended December 31, 2019	$28.10	$0.12	$7.01	$7.13
Davis Opportunity Fund Class C:
Six months ended June 30, 2024[e]	$26.64	$0.01	$1.95	$1.96
Year ended December 31, 2023	$23.72	$0.03	$4.88	$4.91
Year ended December 31, 2022	$30.92	$(0.01)	$(4.52)	$(4.53)
Year ended December 31, 2021	$28.06	$(0.18)	$6.85	$6.67
Year ended December 31, 2020	$25.90	$(0.14)	$3.20	$3.06
Year ended December 31, 2019	$22.14	$(0.10)	$5.49	$5.39
Davis Opportunity Fund Class Y:
Six months ended June 30, 2024[e]	$41.02	$0.25	$3.00	$3.25
Year ended December 31, 2023	$35.65	$0.45	$7.41	$7.86
Year ended December 31, 2022	$44.73	$0.40	$(6.56)	$(6.16)
Year ended December 31, 2021	$38.93	$0.24	$9.54	$9.78
Year ended December 31, 2020	$35.47	$0.17	$4.44	$4.61
Year ended December 31, 2019	$29.70	$0.21	$7.40	$7.61
Davis Government Bond Fund Class A:
Six months ended June 30, 2024[e]	$5.05	$0.08	$0.02	$0.10
Year ended December 31, 2023	$4.98	$0.11	$0.08	$0.19
Year ended December 31, 2022	$5.30	$0.02	$(0.30)	$(0.28)
Year ended December 31, 2021	$5.41	$–[g]	$(0.08)	$(0.08)
Year ended December 31, 2020	$5.37	$0.04	$0.05	$0.09
Year ended December 31, 2019	$5.29	$0.08	$0.09	$0.17
Davis Government Bond Fund Class C:
Six months ended June 30, 2024[e]	$5.06	$0.06	$0.02	$0.08
Year ended December 31, 2023	$4.96	$0.07	$0.08	$0.15
Year ended December 31, 2022	$5.27	$(0.02)	$(0.29)	$(0.31)
Year ended December 31, 2021	$5.39	$(0.03)	$(0.09)	$(0.12)
Year ended December 31, 2020	$5.36	$(0.01)	$0.05	$0.04
Year ended December 31, 2019	$5.28	$0.04	$0.09	$0.13
Davis Government Bond Fund Class Y:
Six months ended June 30, 2024[e]	$5.09	$0.08	$0.03	$0.11
Year ended December 31, 2023	$5.02	$0.12	$0.08	$0.20
Year ended December 31, 2022	$5.34	$0.04	$(0.31)	$(0.27)
Year ended December 31, 2021	$5.45	$0.02	$(0.09)	$(0.07)
Year ended December 31, 2020	$5.41	$0.05	$0.05	$0.10
Year ended December 31, 2019	$5.34	$0.10	$0.07	$0.17
Davis Government Money Market Fund Class A, Class C and Class Y:
Six months ended June 30, 2024[e]	$1.000	$0.023	$–	$0.023
Year ended December 31, 2023	$1.000	$0.043	$–	$0.043
Year ended December 31, 2022	$1.000	$0.011	$–	$0.011
Year ended December 31, 2021	$1.000	$–[j]	$–	$–[j]
Year ended December 31, 2020	$1.000	$0.002	$–	$0.002
Year ended December 31, 2019	$1.000	$0.017	$–	$0.017

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$41.08	7.79%	$302,800	0.93%[f]	0.93%[f]	0.89%[f]	12%
$(0.56)	$(1.79)	$–	$(2.35)	$38.11	22.12%	$293,640	0.93%	0.93%	0.93%	9%
$(0.15)	$(2.67)	$–	$(2.82)	$33.23	(14.08)%	$265,763	0.94%	0.94%	0.78%	12%
$(0.06)	$(3.81)	$–	$(3.87)	$41.91	24.96%	$338,626	0.93%	0.93%	0.27%	24%
$(0.16)	$(0.90)	$–	$(1.06)	$36.67	12.79%	$288,208	0.94%	0.94%	0.24%	17%
$(0.13)	$(1.63)	$–	$(1.76)	$33.47	25.49%	$310,954	0.93%	0.93%	0.38%	15%

$–	$–	$–	$–	$28.60	7.36%	$10,199	1.75%[f]	1.75%[f]	0.07%[f]	12%
$(0.20)	$(1.79)	$–	$(1.99)	$26.64	21.10%	$11,387	1.76%	1.75%	0.11%	9%
$–	$(2.67)	$–	$(2.67)	$23.72	(14.76)%	$12,419	1.76%	1.75%	(0.03)%	12%
$–	$(3.81)	$–	$(3.81)	$30.92	23.92%	$19,048	1.75%	1.75%	(0.55)%	24%
$–	$(0.90)	$–	$(0.90)	$28.06	11.88%	$18,861	1.76%	1.76%	(0.58)%	17%
$–	$(1.63)	$–	$(1.63)	$25.90	24.49%	$26,309	1.74%	1.74%	(0.43)%	15%

$–	$–	$–	$–	$44.27	7.92%	$241,573	0.67%[f]	0.67%[f]	1.15%[f]	12%
$(0.70)	$(1.79)	$–	$(2.49)	$41.02	22.41%	$225,783	0.68%	0.68%	1.18%	9%
$(0.25)	$(2.67)	$–	$(2.92)	$35.65	(13.85)%	$193,559	0.69%	0.69%	1.03%	12%
$(0.17)	$(3.81)	$–	$(3.98)	$44.73	25.23%	$245,602	0.70%	0.70%	0.50%	24%
$(0.25)	$(0.90)	$–	$(1.15)	$38.93	13.06%	$197,698	0.69%	0.69%	0.49%	17%
$(0.21)	$(1.63)	$–	$(1.84)	$35.47	25.76%	$184,781	0.70%	0.70%	0.61%	15%

$(0.08)	$–	$–	$(0.08)	$5.07	1.98%	$15,603	1.49%[f]	1.00%[f]	3.05%[f]	–%
$(0.12)	$–	$–	$(0.12)	$5.05	3.88%	$15,878	1.41%	1.00%	2.26%	13%
$(0.04)	$–	$–	$(0.04)	$4.98	(5.29)%	$17,818	1.26%	1.00%	0.43%	3%
$(0.03)	$–	$–	$(0.03)	$5.30	(1.48)%	$21,719	1.17%	1.00%	0.08%	26%
$(0.05)	$–	$–	$(0.05)	$5.41	1.69%	$27,045	1.10%	1.04%	0.67%	–%[h]
$(0.09)	$–	$–	$(0.09)	$5.37	3.23%	$24,216	1.09%	1.05%	1.59%	13%

$(0.06)	$–	$–	$(0.06)	$5.08	1.60%	$482	2.94%[f]	1.75%[f]	2.30%[f]	–%
$(0.05)	$–	$–	$(0.05)	$5.06	3.12%	$439	2.81%	1.75%	1.51%	13%
$–	$–	$–	$–	$4.96	(5.88)%	$542	2.84%	1.75%	(0.32)%	3%
$–	$–	$–	$–	$5.27	(2.23)%	$594	2.35%	1.75%	(0.67)%	26%
$(0.01)	$–	$–	$(0.01)	$5.39	0.81%	$1,804	2.25%	1.78%	(0.07)%	–%[h]
$(0.05)	$–	$–	$(0.05)	$5.36	2.47%	$811	2.31%	1.80%	0.84%	13%

$(0.09)	$–	$–	$(0.09)	$5.11	2.10%	$1,343	1.38%[f]	0.75%[f]	3.30%[f]	–%
$(0.13)	$–	$–	$(0.13)	$5.09	4.12%	$1,323	1.21%	0.75%	2.51%	13%
$(0.05)	$–	$–	$(0.05)	$5.02	(5.01)%	$3,100	0.95%	0.75%	0.68%	3%
$(0.04)	$–	$–	$(0.04)	$5.34	(1.22)%	$2,096	0.97%	0.75%	0.33%	26%
$(0.06)	$–	$–	$(0.06)	$5.45	1.94%	$1,965	0.95%	0.79%	0.92%	–%[h]
$(0.10)	$–	$–	$(0.10)	$5.41	3.29%	$2,175	0.93%	0.80%	1.84%	13%

$(0.023)	$–	$–	$(0.023)	$1.000	2.34%	$103,838	0.71%[f,i]	0.71%[f,i]	4.68%[f]	N/A
$(0.043)	$–	$–	$(0.043)	$1.000	4.41%	$97,869	0.69%[i]	0.69%[i]	4.32%	N/A
$(0.011)	$–	$–	$(0.011)	$1.000	1.12%	$123,436	0.60%[i]	0.45%[i]	1.04%	N/A
$–[j]	$–	$–	$–[j]	$1.000	0.04%	$146,416	0.52%	0.03%	0.04%	N/A
$(0.002)	$–	$–	$(0.002)	$1.000	0.23%	$145,903	0.54%	0.35%	0.23%	N/A
$(0.017)	$–	$–	$(0.017)	$1.000	1.74%	$148,805	0.53%	0.53%	1.74%	N/A

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class A:
Six months ended June 30, 2024[e]	$51.30	$0.55	$4.96	$5.51
Year ended December 31, 2023	$47.71	$0.92	$6.24	$7.16
Year ended December 31, 2022	$54.17	$0.78	$(5.61)	$(4.83)
Year ended December 31, 2021	$43.93	$0.55	$13.27	$13.82
Year ended December 31, 2020	$49.35	$0.54	$(3.50)	$(2.96)
Year ended December 31, 2019	$42.20	$0.64	$10.44	$11.08
Davis Financial Fund Class C:
Six months ended June 30, 2024[e]	$39.65	$0.25	$3.84	$4.09
Year ended December 31, 2023	$37.44	$0.43	$4.83	$5.26
Year ended December 31, 2022	$42.70	$0.31	$(4.42)	$(4.11)
Year ended December 31, 2021	$35.12	$0.10	$10.59	$10.69
Year ended December 31, 2020	$39.91	$0.19	$(2.88)	$(2.69)
Year ended December 31, 2019	$34.67	$0.23	$8.51	$8.74
Davis Financial Fund Class Y:
Six months ended June 30, 2024[e]	$53.41	$0.64	$5.17	$5.81
Year ended December 31, 2023	$49.56	$1.07	$6.50	$7.57
Year ended December 31, 2022	$56.24	$0.94	$(5.84)	$(4.90)
Year ended December 31, 2021	$45.52	$0.70	$13.75	$14.45
Year ended December 31, 2020	$51.04	$0.65	$(3.60)	$(2.95)
Year ended December 31, 2019	$43.56	$0.78	$10.76	$11.54
Davis Balanced Fund Class A:
Six months ended June 30, 2024[e]	$54.48	$0.50	$5.36	$5.86
Year ended December 31, 2023	$45.65	$0.77	$9.65	$10.42
Year ended December 31, 2022	$55.56	$0.43	$(9.14)	$(8.71)
Year ended December 31, 2021	$44.32	$0.22	$11.18	$11.40
Year ended December 31, 2020	$42.70	$0.32	$1.64	$1.96
Year ended December 31, 2019	$36.23	$0.56	$6.78	$7.34
Davis Balanced Fund Class C:
Six months ended June 30, 2024[e]	$54.30	$0.27	$5.35	$5.62
Year ended December 31, 2023	$45.51	$0.39	$9.61	$10.00
Year ended December 31, 2022	$55.46	$0.06	$(9.10)	$(9.04)
Year ended December 31, 2021	$44.45	$(0.17)	$11.18	$11.01
Year ended December 31, 2020	$42.82	$0.03	$1.64	$1.67
Year ended December 31, 2019	$36.34	$0.25	$6.78	$7.03
Davis Balanced Fund Class Y:
Six months ended June 30, 2024[e]	$54.72	$0.61	$5.38	$5.99
Year ended December 31, 2023	$45.85	$0.93	$9.69	$10.62
Year ended December 31, 2022	$55.80	$0.59	$(9.18)	$(8.59)
Year ended December 31, 2021	$44.51	$0.38	$11.23	$11.61
Year ended December 31, 2020	$42.89	$0.45	$1.64	$2.09
Year ended December 31, 2019	$36.39	$0.69	$6.81	$7.50

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$56.81	10.74%	$440,301	0.94%[f]	0.94%[f]	2.02%[f]	–%
$(1.01)	$(2.56)	$–	$(3.57)	$51.30	15.52%	$393,011	0.95%	0.95%	1.90%	2%
$(0.81)	$(0.82)	$–	$(1.63)	$47.71	(8.91)%	$378,784	0.95%	0.95%	1.57%	10%
$(0.64)	$(2.94)	$–	$(3.58)	$54.17	31.46%	$450,121	0.94%	0.94%	1.00%	9%
$(0.58)	$(1.88)	$–	$(2.46)	$43.93	(5.88)%	$352,567	0.96%	0.96%	1.37%	9%
$(0.68)	$(3.25)	$–	$(3.93)	$49.35	26.31%	$463,892	0.94%	0.94%	1.37%	6%

$–	$–	$–	$–	$43.74	10.32%	$42,276	1.74%[f]	1.74%[f]	1.22%[f]	–%
$(0.49)	$(2.56)	$–	$(3.05)	$39.65	14.61%	$44,784	1.74%	1.74%	1.11%	2%
$(0.33)	$(0.82)	$–	$(1.15)	$37.44	(9.61)%	$60,375	1.73%	1.73%	0.79%	10%
$(0.17)	$(2.94)	$–	$(3.11)	$42.70	30.44%	$79,368	1.71%	1.71%	0.23%	9%
$(0.22)	$(1.88)	$–	$(2.10)	$35.12	(6.61)%	$66,095	1.75%	1.75%	0.58%	9%
$(0.25)	$(3.25)	$–	$(3.50)	$39.91	25.27%	$114,489	1.72%	1.72%	0.59%	6%

$–	$–	$–	$–	$59.22	10.88%	$424,984	0.71%[f]	0.71%[f]	2.25%[f]	–%
$(1.16)	$(2.56)	$–	$(3.72)	$53.41	15.79%	$368,515	0.73%	0.73%	2.12%	2%
$(0.96)	$(0.82)	$–	$(1.78)	$49.56	(8.70)%	$404,375	0.72%	0.72%	1.80%	10%
$(0.79)	$(2.94)	$–	$(3.73)	$56.24	31.76%	$496,530	0.70%	0.70%	1.24%	9%
$(0.69)	$(1.88)	$–	$(2.57)	$45.52	(5.67)%	$347,683	0.74%	0.74%	1.59%	9%
$(0.81)	$(3.25)	$–	$(4.06)	$51.04	26.54%	$497,906	0.72%	0.72%	1.59%	6%

$(0.40)	$–	$–	$(0.40)	$59.94	10.76%	$128,237	0.99%[f]	0.99%[f]	1.74%[f]	10%
$(0.78)	$(0.81)	$–	$(1.59)	$54.48	22.98%	$119,934	1.00%	1.00%	1.55%	15%
$(0.50)	$(0.70)	$–	$(1.20)	$45.65	(15.64)%	$104,140	1.00%	1.00%	0.88%	9%
$(0.16)	$–	$–	$(0.16)	$55.56	25.73%	$128,558	0.98%	0.98%	0.41%	19%
$(0.34)	$–	$–	$(0.34)	$44.32	4.75%	$105,201	1.02%	1.02%	0.82%	5%
$(0.78)	$(0.09)	$–	$(0.87)	$42.70	20.33%	$116,911	1.01%	1.01%	1.41%	17%

$(0.18)	$–	$–	$(0.18)	$59.74	10.35%	$2,422	1.97%[f]	1.75%[f]	0.98%[f]	10%
$(0.40)	$(0.81)	$–	$(1.21)	$54.30	22.05%	$2,562	1.99%	1.75%	0.80%	15%
$(0.21)	$(0.70)	$–	$(0.91)	$45.51	(16.28)%	$2,179	1.97%	1.75%	0.13%	9%
$–	$–	$–	$–	$55.46	24.77%	$3,538	1.89%	1.75%	(0.36)%	19%
$(0.04)	$–	$–	$(0.04)	$44.45	3.93%	$4,620	1.87%	1.79%	0.05%	5%
$(0.46)	$(0.09)	$–	$(0.55)	$42.82	19.38%	$8,349	1.81%	1.80%	0.62%	17%

$(0.50)	$–	$–	$(0.50)	$60.21	10.95%	$116,898	0.67%[f]	0.67%[f]	2.06%[f]	10%
$(0.94)	$(0.81)	$–	$(1.75)	$54.72	23.35%	$97,842	0.68%	0.68%	1.87%	15%
$(0.66)	$(0.70)	$–	$(1.36)	$45.85	(15.37)%	$78,348	0.68%	0.68%	1.20%	9%
$(0.32)	$–	$–	$(0.32)	$55.80	26.13%	$96,889	0.66%	0.66%	0.73%	19%
$(0.47)	$–	$–	$(0.47)	$44.51	5.08%	$73,018	0.69%	0.69%	1.15%	5%
$(0.91)	$(0.09)	$–	$(1.00)	$42.89	20.72%	$72,470	0.69%	0.69%	1.73%	17%

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2024[e]	$41.67	$0.61	$(1.24)	$(0.63)
Year ended December 31, 2023	$38.64	$0.89	$3.08	$3.97
Year ended December 31, 2022	$55.53	$0.77	$(15.60)	$(14.83)
Year ended December 31, 2021	$39.23	$0.42	$16.46	$16.88
Year ended December 31, 2020	$43.59	$0.49	$(4.15)	$(3.66)
Year ended December 31, 2019	$35.75	$0.78	$8.27	$9.05
Davis Real Estate Fund Class C:
Six months ended June 30, 2024[e]	$41.67	$0.42	$(1.22)	$(0.80)
Year ended December 31, 2023	$38.64	$0.60	$3.08	$3.68
Year ended December 31, 2022	$55.51	$0.40	$(15.58)	$(15.18)
Year ended December 31, 2021	$39.23	$0.05	$16.43	$16.48
Year ended December 31, 2020	$43.57	$0.24	$(4.18)	$(3.94)
Year ended December 31, 2019	$35.75	$0.45	$8.24	$8.69
Davis Real Estate Fund Class Y:
Six months ended June 30, 2024[e]	$42.28	$0.66	$(1.24)	$(0.58)
Year ended December 31, 2023	$39.20	$0.97	$3.16	$4.13
Year ended December 31, 2022	$56.31	$0.88	$(15.81)	$(14.93)
Year ended December 31, 2021	$39.78	$0.52	$16.71	$17.23
Year ended December 31, 2020	$44.21	$0.59	$(4.24)	$(3.65)
Year ended December 31, 2019	$36.27	$0.88	$8.39	$9.27

a	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.40)	$–	$–	$(0.40)	$40.64	(1.50)%	$79,473	1.03%[f]	1.00%[f]	3.03%[f]	7%
$(0.94)	$–	$–	$(0.94)	$41.67	10.46%	$84,350	1.00%	1.00%	2.26%	14%
$(0.74)	$(1.32)	$–	$(2.06)	$38.64	(26.74)%	$99,332	0.95%	0.95%	1.65%	22%
$(0.58)	$–	$–	$(0.58)	$55.53	43.24%	$152,743	0.95%	0.95%	0.88%	25%
$(0.57)	$(0.13)	$–	$(0.70)	$39.23	(8.23)%	$118,502	0.97%	0.97%	1.34%	18%
$(0.52)	$(0.69)	$–	$(1.21)	$43.59	25.39%	$157,718	0.98%	0.98%	1.84%	18%

$(0.25)	$–	$–	$(0.25)	$40.62	(1.89)%	$976	2.09%[f]	1.75%[f]	2.28%[f]	7%
$(0.65)	$–	$–	$(0.65)	$41.67	9.60%	$1,711	2.00%	1.75%	1.51%	14%
$(0.37)	$(1.32)	$–	$(1.69)	$38.64	(27.32)%	$2,277	1.93%	1.75%	0.85%	22%
$(0.20)	$–	$–	$(0.20)	$55.51	42.10%	$4,000	1.87%	1.75%	0.08%	25%
$(0.27)	$(0.13)	$–	$(0.40)	$39.23	(8.99)%	$3,578	1.89%	1.79%	0.52%	18%
$(0.18)	$(0.69)	$–	$(0.87)	$43.57	24.33%	$6,422	1.82%	1.80%	1.02%	18%

$(0.46)	$–	$–	$(0.46)	$41.24	(1.36)%	$68,522	0.75%[f]	0.75%[f]	3.28%[f]	7%
$(1.05)	$–	$–	$(1.05)	$42.28	10.75%	$73,988	0.75%	0.75%	2.51%	14%
$(0.86)	$(1.32)	$–	$(2.18)	$39.20	(26.56)%	$79,048	0.72%	0.72%	1.88%	22%
$(0.70)	$–	$–	$(0.70)	$56.31	43.56%	$103,411	0.72%	0.72%	1.11%	25%
$(0.65)	$(0.13)	$–	$(0.78)	$39.78	(8.11)%	$69,166	0.79%	0.79%	1.52%	18%
$(0.64)	$(0.69)	$–	$(1.33)	$44.21	25.69%	$103,800	0.77%	0.77%	2.05%	18%

f	Annualized.
g	Less than $0.005 per share.
h	Less than 0.50%.
i
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the six months ended June 30, 2024 would have both been 0.61%, for the year ended December 31, 2023 would have both been 0.59%, and for the year ended December 31, 2022 would have been 0.55% and 0.40%, respectively.

j	Less than $0.0005 per share.
See Notes to Financial Statements

DAVIS SERIES, INC.
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2024. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund (previously named Davis Appreciation & Income Fund), Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares outperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the since-inception time period, but underperformed the S&P 500® over the one-, three-, five-, and ten-year time periods, all periods ended February 29, 2024.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, and three-year time periods, and outperformed the Performance Universe Average but underperformed the Lipper Index over the four-, five-, and ten-year time periods, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 14 out of 29 rolling five-year time periods and outperformed the Lipper Financial Services category in 15 out of 29 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2023. The Fund outperformed the S&P 500® in 11 out of 24 rolling ten-year time periods and outperformed the Lipper Financial Services category in 14 out of 24 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2023.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Financial Fund − (Continued)
The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2025.
Davis Opportunity Fund
The Independent Directors noted that Davis Opportunity Fund Class A shares underperformed its benchmark, the Standard & Poor’s 1500® Index (the “S&P 1500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 29, 2024. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became the sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, four-, five-, and ten-year time periods, underperformed both over the three-year time period, and performed in line with the Performance Universe Average but underperformed the Lipper Index over the two-year time period, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500® and the Lipper Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500® in 8 out of 21 rolling five-year time periods and outperformed the Lipper Multi-Cap Value category in 15 out of 21 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2023. The Fund outperformed the S&P 1500® in 5 out of 16 rolling ten-year time periods and outperformed the Lipper Multi-Cap Value category in 14 out of 16 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2023.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2025.
Davis Real Estate Fund
The Independent Directors noted that Davis Real Estate Fund Class A shares underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 29, 2024.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the three-year time period, underperformed both over the one-, two-, four-, and five-year time periods, and outperformed the Performance Universe Average but underperformed the Lipper Index over the ten-year time period, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 7 out of 26 rolling five-year time periods and outperformed the Lipper Real Estate category in 7 out of 26 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2023. The Fund outperformed the Wilshire U.S. RESI in 1 out of 21 rolling ten-year time periods and outperformed the Lipper Real Estate category in 3 out of 21 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2023. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. RESI, as well as other funds provided in the Broadridge report, are primarily REIT only funds.
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2025.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Balanced Fund (formerly Davis Appreciation & Income Fund)
The Independent Directors noted that Davis Balanced Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 29, 2024.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, and five-year time periods, but underperformed both the Performance Universe Average and Lipper Index over the ten-year time period, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 28 rolling five-year time periods and outperformed the Lipper MATG category in 11 out of 28 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2023. The Fund outperformed the S&P 500® in 7 out of 23 rolling ten-year time periods and outperformed the Lipper MATG category in 9 out of 23 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2023.
The Independent Directors considered Davis Balanced Fund’s management fee and total expense ratio. They observed that the contracted management fee and total expense ratio were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2025.
Davis Government Bond Fund
The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 29, 2024.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 26 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 2 out of 26 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2023. The Fund underperformed both the Bloomberg Index and the Lipper Short U.S. Government category in all 21 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2023.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that the management fee was reasonable and below the median of its expense universe, and the total expense ratio was higher than the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2025.
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A shares’ returns were below the Morningstar U.S. Money Market - Taxable Funds category for the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 29, 2024.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-,

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Government Money Market Fund − (Continued)
two-, three-, four-, and five-year time periods, and outperformed the Performance Universe Average but underperformed the Lipper Index over the ten-year time period, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 21 out of 31 rolling five-year time periods and outperformed the Morningstar category in 17 out of 31 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2023. The Fund outperformed the Lipper category in 16 out of 26 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 26 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2023.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. They observed that both were higher than the median of its expense universe with the fee waiver and expenses recaptured by the Adviser reflected, as determined by Broadridge. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2025.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a) (1) Not Applicable.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 26, 2024
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	August 26, 2024